STATEMENT OF COMPREHENSIVE INCOME - DKK (kr) kr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Statement
Revenue	kr 773,914	kr 509,675	kr 1,364,923	kr 1,190,687
Research and development expenses	(563,376)	(318,889)	(1,109,456)	(631,440)
General and administrative expenses	(73,371)	(55,742)	(144,224)	(100,158)
Operating expenses	(636,747)	(374,631)	(1,253,680)	(731,598)
Operating result	137,167	135,044	111,243	459,089
Net financial items	(26,639)	200,271	93,307	131,791
Net result before tax	110,528	335,315	204,550	590,880
Corporate tax	(25,643)	(74,788)	(47,456)	(131,779)
Net result	kr 84,885	kr 260,527	kr 157,094	kr 459,101
Basic net result per share	kr 1.38	kr 4.26	kr 2.56	kr 7.51
Diluted net result per share	kr 1.35	kr 4.21	kr 2.53	kr 7.41
Statement of Comprehensive Income
Net result	kr 84,885	kr 260,527	kr 157,094	kr 459,101
Amounts which will be re-classified to the income statement:
Adjustment of foreign currency fluctuations on subsidiaries	36	10,335	4,003	5,444
Total comprehensive income	kr 84,921	kr 270,862	kr 161,097	kr 464,545